Document And Entity Information (USD $)	12 Months Ended
	Feb. 02, 2013	Apr. 17, 2013	Jul. 28, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	dELiAs, Inc.
Document Type	8-K
Current Fiscal Year End Date	--02-02
Entity Common Stock, Shares Outstanding		31,939,615
Entity Public Float			$ 38,553,581
Amendment Flag	false
Entity Central Index Key	0001337885
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Feb 2, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 16,812	$ 28,426
Inventories, net	24,840	24,725
Prepaid catalog costs	1,012	1,096
Other current assets	4,882	3,160
Assets held for sale	6,809	7,623
TOTAL CURRENT ASSETS	54,355	65,030
PROPERTY AND EQUIPMENT, NET	36,107	42,588
GOODWILL		4,462
INTANGIBLE ASSETS, NET	2,419	2,419
OTHER ASSETS	921	837
ASSETS HELD FOR SALE	690
TOTAL ASSETS	94,492	115,336
CURRENT LIABILITIES:
Accounts payable	26,782	20,286
Accrued expenses and other current liabilities	11,168	15,466
Income taxes payable	623	736
Liabilities held for sale	5,166	5,194
TOTAL CURRENT LIABILITIES	43,739	41,682
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES	9,500	11,545
TOTAL LIABILITIES	53,239	53,227
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred Stock, $.001 par value; 25,000,000 shares authorized, none issued
Common Stock, $.001 par value; 100,000,000 shares authorized; 31,939,615 and 31,726,645 shares issued and outstanding, respectively	32	32
Additional paid-in capital	99,942	99,244
Accumulated deficit	(58,721)	(37,167)
TOTAL STOCKHOLDERS' EQUITY	41,253	62,109
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 94,492	$ 115,336

Consolidated Balance Sheets (Parentheticals) (USD $)	Feb. 02, 2013	Jan. 28, 2012
Preferred Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized	25,000,000	25,000,000
Preferred Stock, shares issued	0	0
Common Stock; par value (in Dollars per share)	$ 0.001	$ 0.001
Common Stock; shares authorized	100,000,000	100,000,000
Common Stock; shares issued	31,939,615	31,726,645
Common Stock; shares outstanding	31,939,615	31,726,645

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
NET REVENUES	$ 181,150	$ 172,307	$ 172,428
Cost of goods sold	124,439	123,715	120,557
GROSS PROFIT	56,711	48,592	51,871
Selling, general and administrative expenses	77,518	76,517	78,962
Impairment of goodwill	4,462		7,611
Impairment of long-lived assets	181	495
Other operating income	(2,581)	(1,200)	(416)
TOTAL OPERATING EXPENSES	79,580	75,812	86,157
OPERATING LOSS	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(23,595)	(27,797)	(34,639)
Benefit for income taxes	(681)	(2,337)	(9,862)
LOSS FROM CONTINUING OPERATIONS	(22,914)	(25,460)	(24,777)
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	1,360	2,790	3,134
NET LOSS	$ (21,554)	$ (22,670)	$ (21,643)
LOSS FROM CONTINUING OPERATIONS (in Dollars per share)	$ (0.73)	$ (0.82)	$ (0.8)
INCOME FROM DISCONTINUED OPERATIONS (in Dollars per share)	$ 0.04	$ 0.09	$ 0.1
NET LOSS PER SHARE (in Dollars per share)	$ (0.69)	$ (0.73)	$ (0.7)
WEIGHTED AVERAGE BASIC & DILUTED COMMON SHARES OUTSTANDING (in Shares)	31,350,931	31,217,185	31,111,878

Consolidated Statements Of Changes In Stockholders��� Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, amount at Jan. 30, 2010
Issuance of restricted stock, amount	$ 0	$ 0
Issuance of restricted stock, shares (in Shares)	114,940
Shares issued pursuant to exercise of stock options	0	12		12
Shares issued pursuant to exercise of stock options (in Shares)	8,375
Stock-based compensation		827		827
Adjustment to reflect a deferred tax liability for indefinite-lived intangible asset		(965)		(965)
Net loss			(21,643)	(21,643)
Balance, amount at Jan. 29, 2011	31	98,510	(14,497)	84,044
Balance, shares (in Shares) at Jan. 29, 2011	31,432,531
Issuance of restricted stock, amount	0	0
Issuance of restricted stock, shares (in Shares)	294,114
Stock-based compensation		734		734
Net loss			(22,670)	(22,670)
Balance, amount at Jan. 28, 2012	32	99,244	(37,167)	62,109
Balance, shares (in Shares) at Jan. 28, 2012	31,726,645
Issuance of restricted stock, net of cancellations	0	0
Issuance of restricted stock, net of cancellations (in Shares)	212,970
Stock-based compensation		698		698
Net loss			(21,554)	(21,554)
Balance, amount at Feb. 02, 2013	$ 32	$ 99,942	$ (58,721)	$ 41,253
Balance, shares (in Shares) at Feb. 02, 2013	31,939,615

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,554)	$ (22,670)	$ (21,643)
Income from discontinued operations, net of tax	1,360	2,790	3,134
Loss from continuing operations	(22,914)	(25,460)	(24,777)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	9,602	11,446	10,669
Impairment of goodwill	4,462		7,611
Impairment of long-lived assets	181	495
Deferred income taxes			1,138
Stock-based compensation	675	710	802
Amortization of deferred financing fees	180	140
Changes in operating assets and liabilities:
Inventories	(115)	321	854
Prepaid catalog costs and other assets	(1,902)	9,005	840
Restricted cash		8,268	(728)
Income taxes payable	(113)	(6)	9
Accounts payable, accrued expenses and other liabilities	701	(1,352)	(8,527)
Total adjustments	13,671	29,027	12,668
Net cash (used in) provided by operating activities of continuing operations	(9,243)	3,567	(12,109)
Net cash provided by operating activities of discontinued operations	2,170	1,719	4,344
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(7,073)	5,286	(7,765)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(3,851)	(4,015)	(5,819)
Net cash used in investing activities of continuing operations	(3,851)	(4,015)	(5,819)
Net cash used in investing activities of discontinued operations	(690)
NET CASH USED IN INVESTING ACTIVITIES	(4,541)	(4,015)	(5,819)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of employee stock options			12
Payments for deferred financing costs		(919)
Net cash (used in) provided by financing activities of continuing operations		(919)	12
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES		(919)	12
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(11,614)	352	(13,572)
CASH AND CASH EQUIVALENTS, beginning of period	28,426	28,074	41,646
CASH AND CASH EQUIVALENTS, end of period	16,812	28,426	28,074
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Cash paid during the period for interest	577	1,273	183
Cash paid during the period for taxes	168	174	191
Capital expenditures incurred not yet paid	305	928	402
Excluding Early Lease Terminations [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	8,908	11,446	10,669
Early Lease Terminations [Member]
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	$ 694

Note 1 - Business and Basis of Presentation	12 Months Ended
Feb. 02, 2013
Business Description and Basis of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Business and Basis of Presentation

Business

We are a multi-channel retail company primarily marketing to teenage girls. We generate revenue by selling to consumers through the integration of e-commerce websites, direct mail catalogs and our mall-based retail stores. Through our e-commerce webpages and catalogs, we sell primarily our own proprietary brand products and some name brand products, directly to consumers, including apparel, accessories and footwear. Our mall-based retail stores derive revenue primarily from the sale of apparel and accessories.

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to January 31st, typically resulting in a fifty-two week year, but occasionally giving rise to an additional week, resulting in a fifty-three week year. We refer to the 53-week year ended February 2, 2013 as “fiscal 2012”, and to the 52-week fiscal year ended January 28, 2012 as “fiscal 2011”, and to the 52-week fiscal year ended January 29, 2011 as “fiscal 2010”.

Reclassifications

 Certain reclassifications have been made to prior year amounts to conform with current year presentation. The effect of these reclassifications is not material.

Basis of Presentation

The accompanying consolidated financial statements include the historical financial statements of and transactions applicable to the Company and reflect its assets, liabilities, results of operations and cash flows.

Note 2 - Discontinued Operations and Assets Held for Sale	12 Months Ended
Feb. 02, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

2. Discontinued Operations and Assets Held for Sal

        On June 4, 2013, Alloy Merchandise, LLC, a wholly-owned subsidiary of the Company (“Alloy Merchandising”), and the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with HRSH Acquisitions LLC d/b/a Alloy Apparel and Accessories (“Buyer”) and concurrently closed the transaction under the Asset Purchase Agreement. Subject to the terms and conditions of the Asset Purchase Agreement, Alloy Merchandising sold certain assets and transferred certain related liabilities related to its Alloy business to Buyer, and Buyer purchased such assets and assumed certain related liabilities. Upon closing of the transaction, the Company received $3.7 million in cash proceeds, subject to adjustment as provided in the Asset Purchase Agreement, and the Buyer assumed $3.3 million in liabilities. The final purchase price was approximately $3.4 million. The loss on sale from this transaction was immaterial. The Company also agreed to provide certain transition services to Buyer, for up to one year, at specified rates following the consummation of the transaction. The financial impact of the transitional services is not expected to be material.

        Accordingly, the results of the Company's former Alloy business have been reported as discontinued operations for all periods presented. In discontinued operations, the Company has reversed its allocation of shared services to the Alloy business and has charged discontinued operations with the administrative and distribution expenses that were attributable to Alloy.

Income from discontinued operations, net of taxes, was $1.4 million, $2.8 million and $3.1 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

Discontinued operations were comprised of (in thousands):

	Fiscal	Fiscal	Fiscal
	2012	2011	2010

Net revenues	$41,549	$44,845	$48,269
Cost of goods sold	25,107	25,101	26,685
Gross profit	16,442	19,744	21,584
Selling, general and administrative expenses	15,915	16,223	16,784
Other operating income	(1,588)	(757)	(59)
Total expenses	14,327	15,466	16,725
Operating income	2,115	4,278	4,859
Provision for income taxes	755	1,488	1,725
Income from discontinued operations, net of income taxes	$1,360	$2,790	$3,134

Assets and liabilities of discontinued operations held for sale included the following (in thousands):

	Fiscal 2012	Fiscal 2011

Inventories, net	$5,704	$6,212
Prepaid catalog costs	690	1,016
Other current assets	415	395
Total current assets	6,809	7,623
Property and equipment, net	690	-
Total assets	$7,499	$7,623

Accounts payable	$4,236	$3,913
Accrued expenses	560	802
Customer liabilities	370	479
Total liabilities	$5,166	$5,194

Note 3 - Summary of Significant Accounting Policies	12 Months Ended
Feb. 02, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

3. Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of dELiA*s, Inc. and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Concentration of Risk

We collect payment for all merchandise, and perform credit card authorizations and check verifications for all customers prior to shipment or delivery. Our cash equivalents include amounts derived from credit card purchases from customers and are typically settled within two to four days. Due to the diversified nature of our client base, we do not believe that we are exposed to a concentration of credit risk.

Fair Value of Financial Instruments

We follow the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement Disclosures” (“ASC 820”) as it relates to financial and nonfinancial assets and liabilities. We currently have no financial assets or liabilities that are measured at fair value.  Our non-financial assets, which include property and equipment, intangibles and goodwill are not required to be measured at fair value on a recurring basis.  However, if certain triggering events occur, or if an annual impairment test is required and we are required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.  ASC 820 prioritizes inputs used in measuring fair value into a hierarchy of three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of our financial instruments, including cash and cash equivalents, receivables and payables approximated fair value due to the short maturity of these financial instruments.

Self Insurance

The Company uses a combination of insurance and self-insurance for certain losses related to its employee medical plan. Costs for self-insurance claims filed, as well as claims incurred but not reported, are accrued based on management’s estimates, using information received from plan administrators, historical analysis and other relevant data. Management believes that it has adequately reserved for its self-insurance liability, which is capped through the use of stop loss contracts with insurance companies. However, any significant variation from historical trends in claims incurred but not paid could cause actual expense to differ from the accrued liability.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and credit card receivables. Credit card receivable balances included in cash and cash equivalents as of February 2, 2013 and January 28, 2012 were approximately $1.4 million and $1.6 million, respectively.

Inventories

Inventories, which consist of finished goods, including certain expenses capitalized, are stated at the lower of cost (first-in, first out method) or market value. Inventories may include items that have been written down to our best estimate of their net realizable value. Our decisions to write-down and establish valuation allowances against our merchandise inventories are based on our current rate of sale, the age of the inventory and other factors. Actual final sales prices to customers may be higher or lower than our estimated sales prices and could result in a fluctuation in gross profit in subsequent periods.

Prepaid Catalog Costs

Catalog costs consist of catalog production and mailing costs. These costs are capitalized and expensed over the expected future revenue stream, which is customarily two to four months from the date the catalogs are mailed. Deferred catalog costs as of February 2, 2013 and January 28, 2012 were approximately $1.0 million and $1.1 million, respectively. Catalog costs expensed for fiscal 2012, fiscal 2011 and fiscal 2010 were approximately $12.2 million, $11.4 million, and $11.9 million, respectively, and are included within selling, general and administrative expenses in the accompanying consolidated statements of operations.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Amortization of leasehold improvements is computed on the straight-line method over the lesser of an asset’s estimated useful life or the life of the related store’s lease (generally 7-10 years). Depreciation on furniture, fixtures and equipment is computed on the straight-line method over the lives noted below. Maintenance and repairs are expensed as incurred.

The following estimated useful lives are used to determine depreciation or amortization:

Construction in progress		N/A
Leasehold improvements		Life of the lease*
Computer software and equipment (years)	3	to	5
Machinery and equipment (years)	3	to	10
Office furniture and store fixtures (years)	5	to	10
Building (years)		39
Land		N/A

* defined as the lesser of an asset's estimated life or the life of the related lease

Costs of Computer Software Developed or Obtained for Internal Use

As required by ASC 350-40, Internal-Use Software, the Company capitalizes costs related to internally developed software. Only costs incurred during the development stages, including design, coding, installation and testing are capitalized. These capitalized costs primarily represent internal labor costs for employees directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized.

Goodwill and Other Indefinite-Lived Intangible Assets

The Company follows the provisions of ASC 350-10, Intangibles-Goodwill and Other, which requires testing for impairment on an annual basis or between annual tests if an event occurs or circumstances change that would reduce the fair value of a reporting unit below its carrying amount. The Company performs its annual impairment test as of the end of its fiscal year unless indicators arise during the year.

Determining the fair value of our direct marketing reporting unit under the first step of the goodwill impairment test and determining the fair value of individual assets and liabilities of that reporting unit (including unrecognized intangible assets) under the second step of the goodwill impairment test is judgmental in nature and often involves the use of significant estimates and assumptions. Similarly, estimates and assumptions are used in determining the fair value of our indefinite-lived intangible assets, primarily trademarks. These estimates and assumptions could have a significant impact on whether or not an impairment charge is recognized and also the magnitude of any such charge.

We perform valuation analyses and consider other market information that is publicly available. Estimates of fair value are primarily determined using discounted cash flows, market comparisons as well as a cost approach. These approaches use significant estimates and assumptions including projected future cash flows (including timing), discount rates reflecting the risk inherent in future cash flows, revenue growth rates, projected long-term growth rates, royalty rates, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.

Considerable management judgment is necessary to estimate the fair value of our direct marketing reporting unit and indefinite-lived intangible assets which may be impacted by future actions taken by us or our competitors and the economic environment in which we operate. These estimates affect the balance of goodwill as well as intangible assets on our consolidated balance sheets and operating expenses on our consolidated statements of operations.

As a result of our annual goodwill impairment analysis as of February 2, 2013, we recognized a goodwill impairment charge related to the direct marketing reporting unit of $4.5 million in fiscal 2012 primarily as a result of the current and projected future performance of the direct marketing business. See Note 5 for discussion on the fiscal 2012 and fiscal 2010 $7.6 million goodwill impairment charges with respect to our direct marketing segment.

Impairment of Long-Lived Assets

          In accordance with ASC 360, Property, Plant, and Equipment, the Company’s management evaluates the value of leasehold improvements and store fixtures associated with retail stores, which have been open for a period of time sufficient to reach maturity. The Company evaluates long-lived assets for impairment at the individual store level, which is the lowest level at which individual cash flows can be identified. Impairment losses are recorded on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of the assets. When events such as these occur, the impaired assets are adjusted to their estimated fair value and an impairment loss is recorded separately as a component of operating income under impairment of long-lived assets.

We measure fair value by discounting estimated future cash flows using an appropriate discount rate. Considerable judgment by us is necessary to estimate the fair value of the assets and accordingly, actual results could vary significantly from such estimates. Our most significant estimates and judgments relating to the long-lived asset impairments include the timing and amount of projected future cash flows and the discount rate selected to measure the risks inherent in future cash flows.

We recorded impairment charges of approximately $0.2 million and $0.5 million for fiscal 2012 and fiscal 2011, respectively, related to under-performing stores (see Note 4). There were no impairment charges related to long-lived assets recorded for fiscal 2010.

Sales and Use Tax

In accordance with ASC 605-40, Revenue Recognition, the Company records sales tax charged on merchandise sales on a net basis (excluded from revenue).

Revenue Recognition

Direct marketing revenues are recognized at the time of shipment to customers. These revenues are net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our direct marketing return policy, historical experience and evaluation of current sales and returns trends. Direct marketing revenues also include shipping and handling billed to customers.

Retail store revenues are recognized at the point of sale, net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our retail return policy, historical experience and evaluation of current sales and returns trends.

We recognize other revenues that consist primarily of advertising provided for third parties in our catalogs, on our e-commerce webpages, in our outbound packages, and in our retail stores pursuant to specific pricing arrangements with Alloy, Inc. Alloy, Inc. arranges these advertising services on our behalf pursuant to a media services agreement entered into in connection with the Spinoff which was amended and restated effective December 2010 (see Note 12 to our financial statements). We believe that the terms and conditions of this relationship are similar to those that we could obtain in the marketplace. We also recognize revenue from the sale of offline magazine subscriptions to our telephone direct marketing customers at the time of purchase. The revenue from third-party advertising and offline magazine subscription sales was approximately $0.2 million, $0.3 million, and $0.2 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company’s policy with respect to gift certificates and gift cards is to record revenue as they are redeemed for merchandise. Prior to their redemption, these gift certificates and gift cards are recorded as a liability. The liability remains on the Company’s books until the earlier of redemption (recognized as revenue) or when the Company determines the likelihood of redemption is remote (recognized as other operating income). The Company determines the probability of the gift card being redeemed to be remote based on historical redemption patterns. For those gift cards that the Company determines redemption to be remote, we reverse our liability and record breakage income. The Company recorded approximately $2.6 million, $1.2 million and $0.4 million of breakage income in fiscal 2012, fiscal 2011 and fiscal 2010, respectively, which is recorded in other operating income in the consolidated financial statements.

While the Company will continue to honor all gift certificates and gift cards presented for payment, management reviews unclaimed property laws to determine gift certificate and gift card balances required for escheatment to the appropriate government agency.

Cost of Goods Sold

Cost of goods sold consists of the cost of merchandise sold to customers, inbound freight costs, shipping and handling costs, buying and merchandising costs, certain distribution costs and store occupancy costs.

Selling, General and Administrative Expenses

Selling, general and administrative expenses consist primarily of catalog production and mailing costs; certain fulfillment and distribution costs; store personnel wages and benefits; other store expenses, including supplies, maintenance and visual programs; administrative staff and infrastructure expenses; depreciation; amortization and facility expenses. Credit card fees, insurance and other miscellaneous operating costs are also included in selling, general and administrative expenses.

Store Pre-Opening Costs

 Store pre-opening costs consist primarily of rent, supplies and payroll expenses. These costs are expensed as incurred.

Stock-Based compensation

The Company accounts for stock-based awards in accordance with ASC 718-10, Compensation-Stock Compensation, which requires the measurement and recognition of stock-based compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with performance conditions, an evaluation is made at the grant date and future periods as to the likelihood of the performance criteria being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the performance conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Interest Expense (Income), Net

Interest income and expense is presented net in the consolidated statements of operations. Interest income is derived from cash in bank accounts. Interest income for fiscal 2012, fiscal 2011, and fiscal 2010 was $-0-, $3,000, and $17,000, respectively. Interest expense primarily relates to the credit facilities with GE Capital and Wells Fargo (which was terminated in May 2011). Interest expense for fiscal 2012, fiscal 2011, and fiscal 2010 was $0.7 million, $0.6 million, and $0.4 million, respectively.

Net (loss) Income Per Share

          We have outstanding restricted stock grants that contain nonforfeitable rights to dividends (whether paid or unpaid) which qualify these shares as participating securities, requiring them to be included in the computation of earnings per share pursuant to the two-class method. Under the two-class method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. In periods of loss, the unvested restricted stock are not considered participating securities as they are not obligated to fund losses. Basic earnings per common share is calculated by dividing earnings allocated to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of unvested restricted stock not classified as participating securities and common shares issuable upon exercise of stock options or warrants. The difference between reported basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised and all outstanding restricted shares have vested as determined by applying the "treasury stock" method. For all periods presented in which there were losses, fully diluted losses per share do not differ from basic earnings per share.

	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)
Weighted average common shares outstanding - basic	31,351	31,217	31,112
Dilutive effect of stock options, warrants and unvested restricted stock outstanding	-	-	-
Weighted average common and common equivalent shares outstanding - fully diluted	31,351	31,217	31,112

 The total number of potential common shares with an anti-dilutive impact, excluded from the calculation of diluted net (loss) income per share, is detailed in the following table:

	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)

Stock options	3,050	3,096	5,663
Warrants	215	215	879
Restricted stock	590	504	314
Total	3,855	3,815	6,856

Operating leases

The Company leases property for its stores and its corporate headquarters under operating leases. Operating lease agreements typically contain construction allowances, rent escalation clauses and/or contingent rent provisions.

For construction allowances, the Company records a deferred lease credit on the consolidated balance sheet and amortizes the deferred lease credit as a reduction of rent expense on the consolidated statement of operations over the terms of the leases. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statement of operations. The term of the lease over which the Company amortizes construction allowances and minimum rental expenses on a straight-line basis begins on the date of initial possession, which is generally when the Company enters the space and begins to make improvements in preparation for its intended use, not necessarily the cash rent commencement date.

Certain store leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accrued expenses on the consolidated balance sheets and the corresponding rent expense when management determines that achieving the specified levels during the fiscal year is probable.

Income Taxes

Income taxes are calculated in accordance with ASC 740-10, Income Taxes, which require the use of the asset and liability method. Deferred tax assets and liabilities are recognized based on the difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using current enacted tax rates in effect in the years in which those temporary differences are expected to reverse. Inherent in the measurement of deferred balances are certain judgments and interpretations of enacted tax law and published guidance with respect to applicability to the Company’s operations. The effective tax rate utilized by the Company reflects management’s judgment of the expected tax liabilities within the various taxing jurisdictions.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

      The Company adopted amendments to ASC 740-10 which clarified the accounting for uncertainty in income taxes recognized in the financial statements. These amendments prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by the taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate audit settlement.

       The Company recognizes interest accrued for increases in the net liability for unrecognized income tax benefits in interest expense and any related penalties in income tax expense.

Recently Adopted Standard

        In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 applies to all companies that have goodwill reported in their financial statements. The provisions of ASU 2011-08 were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this guidance in the first quarter of fiscal 2012 with no impact on its consolidated financial statements.

Recently Issued Standards

        In July 2012, the FASB issued guidance that will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. If entities determine, based on qualitative factors, the fair value of the asset is more likely than not less than the carrying value, the two-step impairment test would be required. This guidance is effective for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt this guidance for the fiscal year beginning February 3, 2013 and does not expect the adoption will have a material impact on its consolidated financial statements.

Note 4 - Property and Equipment, net	12 Months Ended
Feb. 02, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4. Property and Equipment, net

Property and equipment (net) consisted of the following:

	Fiscal Year
	2012	2011
	(in thousands)
Construction in progress	$789	$1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$36,107	$42,588

           Depreciation and amortization expense related to property and equipment (including capitalized leases) was approximately $9.6 million (including $0.7 million of accelerated depreciation on early lease terminations), $11.4 million, and $10.7 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively. In fiscal 2012, approximately $5.9 million of fully depreciated assets no longer in use were written off.

Based upon our impairment analysis of long-lived assets during fiscal 2012 and 2011, we recognized impairment charges of approximately $0.2 million and $0.5 million, respectively, related to under-performing stores. There were no long-lived asset impairment charges recognized for fiscal 2010.

Note 5 - Goodwill and Intangible Assets	12 Months Ended
Feb. 02, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

5. Goodwill and Intangible Assets

The Company’s intangible assets consisted of the following:

	Fiscal Year
	2012	2011
	(in thousands)
Non-amortizable intangible assets:
Trademarks	$2,419	$2,419
Goodwill	$-	$4,462

The Company performed its annual goodwill impairment test as of February 2, 2013, and concluded that the carrying value of its direct marketing reporting unit goodwill exceeded the implied fair value based on the estimated fair value of the direct marketing reporting unit. Accordingly, the Company recorded a pre-tax non-cash impairment charge of $4.5 million for fiscal 2012 primarily as a result of the current and projected future performance of the direct marketing business. In fiscal 2010, the Company recorded a pre-tax non-cash impairment charge of $7.6 million and there was no impairment charge in fiscal 2011.

Additionally, based on the annual impairment test performed as of February 2, 2013, the Company concluded that its indefinite-lived intangible assets were not impaired. There were no impairment charges as a result of the 2011 or 2010 impairment analysis for indefinite-lived intangible assets.

Refer to Note 3, “Summary of Significant Accounting Policies, Goodwill and Other Indefinite-Lived Intangible Assets and Impairment of Long Lived Intangible Assets”, for further details regarding our procedure for evaluating goodwill and other intangible assets for impairment.

Note 6 - Credit Facility	12 Months Ended
Feb. 02, 2013
Line of Credit Facility, Description [Abstract]
Line of Credit Facility, Description

6. Credit Facility

        On May 26, 2011, the Company and certain of its wholly-owned subsidiaries entered into a credit agreement (the “Credit Agreement”) with General Electric Capital Corporation (“GE Capital”), as a lender and as agent for the financial institutions from time to time party to the Credit Agreement (together with GE Capital in its capacity as a lender, the “Lenders”, currently GE Capital is the only Lender), which replaced the Company’s previous letter of credit agreement, as amended, with Wells Fargo Retail Finance II, LLC (“Wells Fargo”) (the “Wells Fargo Agreement”). The Credit Agreement provides for a total aggregate commitment of the Lenders of $25 million, including a $15 million sublimit for the issuance of letters of credit and a swingline loan facility of $5 million. Under the Credit Agreement, the Company has the right to request, subject to the agreement of the Lenders, that the Lenders increase their revolving commitments up to an additional $25 million. The Credit Agreement has a term of five years and matures on May 26, 2016. The obligations of the borrowers under the Credit Agreement are secured by substantially all property and assets of the Company and certain of its subsidiaries.

As of February 2, 2013, availability under the Credit Facility was $5.1 million, net of outstanding letters of credit of $11.9 million.

        The Credit Agreement calls for the payment by the Company of a fee of 0.375% per annum on the average unused portion of the Credit Agreement, a letter of credit fee calculated using a per annum rate equal to the Applicable Margin with respect to letters of credit (as defined in the Credit Agreement) multiplied by the average outstanding face amount of letters of credit issued under the Credit Agreement, as well as other customary fees and expenses. Interest accrues on the outstanding principal amount of the revolving credit loans at an annual rate equal to LIBOR (as defined in the Credit Agreement) or the Base Rate (as defined in the Credit Agreement), plus an applicable margin which is subject to periodic adjustment based on average excess availability under the Credit Agreement. Interest on each swingline loan is calculated using the Base Rate. The Credit Agreement does not contain any financial covenants with which the Company or any of its subsidiaries or affiliates has to comply during the term of the Credit Agreement.

 The Credit Agreement contains customary representations and warranties, as well as customary covenants that, among other things, restricts the ability of the Company and its subsidiaries to incur liens, consolidate or merge with other entities, incur certain additional indebtedness and guaranty obligations, pay dividends or make certain other restricted payments. The Credit Agreement also contains customary events of default, including payment defaults, breaches of representations and warranties and covenants, cross defaults to other material indebtedness, and bankruptcy and insolvency matters.

The Wells Fargo Agreement, which was terminated on May 26, 2011, provided for a maximum aggregate face amount of letters of credit that may be issued, to be the lesser of (a) $10 million or (b) an amount equal to a specified percentage of cash collateral held by Wells Fargo. The cash collateral was required in an amount equal to 105% of the face amount of outstanding letters of credit issued. None of the other assets or properties of the Company, or any of its subsidiaries or affiliates, were pledged as collateral for these obligations.

Note 7 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 02, 2013
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities [Text Block]

7. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	Fiscal Year
	2012	2011
	(in thousands)
Accrued sales tax	$487	$1,426
Accrued payroll, bonus, taxes and withholdings	902	1,504
Short-term tenant allowances	887	877
Credits due to customers	4,433	7,363
Allowance for sales returns	541	589
Other accrued expenses	3,918	3,707
	$11,168	$15,466

Note 8 - Long-Term Liabilities	12 Months Ended
Feb. 02, 2013
Deferred Rent Lease Credits Disclosure [Abstract]
Deferred Rent Lease Credits Disclosure [Text Block]

8. Long-Term Liabilities

Deferred Credits

Deferred credits consist primarily of long-term portions of deferred rent and tenant allowances. We occupy our retail stores and home office under operating leases generally with terms of seven to ten years. Some of these leases have early cancellation clauses, which permit the lease to be terminated if certain sales levels are not met in specific periods. Most of the store leases require payment of a specified minimum rent, plus a contingent rent based on a percentage of the store’s net sales in excess of a specified threshold. Most of the lease agreements have defined escalating rent provisions, which are reported as a deferred rent liability and expensed on a straight-line basis over the term of the related lease, commencing with date of possession. This includes any lease renewals deemed to be probable. In addition, we receive cash allowances from our landlords on certain properties and have reported these amounts as tenant allowances which are amortized to rent expense over the term of the lease, also commencing with date of possession. Included in deferred credits at February 2, 2013 and January 28, 2012 was $5.0 million and $6.0 million, respectively, of deferred rent liability, and $3.5 million and $4.6 million, respectively, of tenant allowances.

Note 9 - Share-Based Compensation	12 Months Ended
Feb. 02, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

9. Stock-Based Compensation

Under the dELiA*s, Inc. Amended and Restated 2005 Stock Incentive Plan, we may grant incentive stock options, nonqualified stock options and restricted stock to employees (including officers), non-employee directors and consultants. Grants for stock options generally vest and become exercisable annually in equal installments over a four-year period and expire 10 years after the grant date, while restricted stock generally vests and becomes exercisable annually in equal installments over a three-year period. Shares available for future equity grants at February 2, 2013 and January 28, 2012 totaled 4.0 million and 3.9 million, respectively.

The Company accounts for share-based compensation under the provisions of ASC 718 Compensation-Stock Compensation, which requires share-based compensation for equity awards to be measured based on estimated fair values at the date of grant.

       The Company recorded stock-based compensation expense (including expense for restricted stock) of $0.7 million, $0.7 million, and $0.8 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively, related to employee and non-employee directors share-based awards and such expense is included in selling, general and administrative expense in our consolidated statements of operations.

Stock Options

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model, which requires the Company to estimate the expected term of stock option grants and expected future stock price volatility over the expected term.

The per share weighted average fair value of stock options granted during fiscal 2012, fiscal 2011, and fiscal 2010 were $0.81, $0.93, and $1.14, respectively. The fair value of each option grant was estimated using the following weighted average assumptions:

	For the Fiscal Years Ended
	2012	2011	2010
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6.25	6.25	6.25
Expected volatility	60%	60%	62%
Expected dividend yields	-	-	-

The following table summarizes stock option activity during fiscal 2012:

	2012
	Options	Weighted- Average Exercise Price per Option	Weighted-Average Remaining Contractual Life (years)

Options outstanding as of January 28, 2012	3,096,288	$4.71
Options granted	534,250	1.44
Options exercised	-	-
Options cancelled or expired	(580,452)	6.23

Outstanding as of February 2, 2013	3,050,086	$3.84	5.62

Exercisable as of February 2, 2013	2,065,336	$4.92	4.27

The intrinsic value of stock options exercised during fiscal 2012, fiscal 2011, and fiscal 2010 was approximately     $-0-, $-0-, and $2,000, respectively. There were no aggregate intrinsic values of stock options outstanding and stock options exercisable at February 2, 2013.

As of February 2, 2013, there was approximately $0.4 million of total unrecognized compensation cost related to non-vested share-based compensation arrangements. That cost is expected to be recognized over a weighted average period of 1.5 years.

Restricted Stock

The fair value of restricted stock awards is calculated based on the stock price on the date of the grant. The weighted average grant date fair values for restricted stock issued during fiscal 2012, fiscal 2011, and fiscal 2010 were $1.17, $1.02, and $1.74, respectively.

The following table summarizes restricted stock activity during fiscal 2012:

	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value

Outstanding at January 28, 2012	406,391	$1.23
Granted	256,410	1.17
Vested	(172,002)	1.36
Forfeited	(42,258)	1.18
Outstanding at February 2, 2013	448,541	$1.15

There were 42,258 restricted shares canceled during fiscal 2012 as a result of a former board member not standing for re-election to the board.

As of February 2, 2013, there was approximately $0.4 million of total unrecognized compensation cost related to restricted stock, which is expected to be recognized over a weighted average period of 1.7 years.

Note 10 - Stockholders' Equity	12 Months Ended
Feb. 02, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ equity

Rights Offering

On December 30, 2005, we filed a prospectus under which we distributed at no charge to persons who were holders of our common stock on December 28, 2005 transferable rights to purchase up to an aggregate of 2,691,790 shares of our common stock at a cash subscription price of $7.43 per share (the “rights offering”). The rights offering was made to help fund the costs and expenses of our retail store expansion plan and to provide funds for general corporate purposes following the Spinoff. MLF Investments, LLC (“MLF”), which was controlled by Matthew L. Feshbach, our former Chairman of the Board, agreed to backstop the rights offering, meaning MLF agreed to purchase all shares of our common stock that remained unsold upon completion of the rights offering at the same $7.43 subscription price per share. The rights offering was completed in February 2006 with approximately $20 million of gross proceeds. Our stockholders exercised subscription rights to purchase 2,040,570 shares of dELiA*s common stock, of the 2,691,790 shares offered in the rights offering, raising a total of $15.2 million. On February 24, 2006, MLF purchased the remaining 651,220 shares for a total of $4.8 million. MLF received as compensation for its backstop commitment a nonrefundable fee of $50,000 and ten-year warrants to purchase 215,343 shares of our common stock at an exercise price of $7.43 per share. The warrants had a grant date fair value of approximately $0.9 million and were recorded as a cost of raising capital. The MLF warrants were subsequently split so that MLF Offshore Portfolio Company, LP owned warrants to purchase 206,548 shares of our common stock and MLF Partners 100, LP owned warrants to purchase 8,795 shares of our common stock. Such warrants were distributed on a pro-rata basis to investors as part of the winding up of operations of MLF and its affiliated funds. All 215,343 warrants were outstanding as of February 2, 2013 and January 28, 2012.

Preferred Stock

We are authorized to issue, without stockholder approval, up to 25,000,000 shares of preferred stock, $0.001 par value per share, having rights senior to those of our common stock. In addition, we have 1,000,000 shares of series A junior participating preferred stock authorized, none of which are outstanding as of February 2, 2013.

Shelf Registration Statement

On June 20, 2012, the Company filed a registration statement on Form S-3 using a “shelf” registration process, which became effective on September 7, 2012. Under this shelf registration, the Company may issue up to $30 million of its common stock, preferred stock, warrants, rights, units or preferred stock purchase rights in one or more offerings, in amounts, at prices, and terms that will be determined at the time of the offering. Because the publicly-traded float of the Company’s shares of common stock is less than $75 million, unless and until the Company’s public float exceeds $75 million, the Company will be restricted to issuing securities registered under the shelf registration equal to no more than one-third of the value of its public float in any consecutive twelve month period. If any securities are sold by the Company under the shelf registration, we expect the net proceeds will be added to general corporate funds and may be used for general corporate purposes. To date, no securities of the Company have been issued under this shelf registration statement.

Note 11 - Income Taxes	12 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

11. Income Taxes

The components of the benefit for income taxes from continuing operations consist of the following for fiscal:

	2012	2011	2010
	(in thousands)
Current:
State	$115	$181	$214
Federal	(796)	(2,518)	(11,214)
Total current	(681)	(2,337)	(11,000)

Deferred:
Federal	-	-	1,138

Total deferred	-	-	1,138
Net income tax benefit	$(681)	$(2,337)	$(9,862)

The reconciliation between the statutory income tax rate and the effective tax rate is as follows:

	2012	2011	2010
Computed expected tax benefit	(35%)	(35%)	(35%)
State taxes, net of federal benefit	0%	0%	1%
Goodwill impairment	7%	0%	9%
Impact of discontinued operations	(3%)	(5%)	(2%)
All other - individually less than 5%	1%	(2%)	2%
Change in valuation allowance	27%	34%	(4%)

Total benefit	(3%)	(8%)	(29%)

The types of temporary differences that give rise to our deferred tax assets and liabilities are set out as follows at:

	February 2, 2013	January 28, 2012
	(in thousands)
Deferred tax assets:
Accruals and reserves	$4,062	$5,134
Plant and equipment	776	1,020
Net operating loss carry forwards	32,590	24,810

Gross deferred tax assets	37,428	30,964
Valuation allowance	(36,393)	(29,764)

Total deferred tax assets	1,035	1,200

Deferred tax liabilities:
Identifiable intangible assets	(1,041)	(1,041)
Other	(959)	(1,124)

Total deferred tax liabilities	(2,000)	(2,165)

Net deferred tax liabilities	$(965)	$(965)

For federal income tax purposes, we have unused net operating loss (“NOL”) carry forwards of approximately $150 million at February 2, 2013, expiring through January 31, 2033. The U.S. Tax Reform Act of 1986 contains provisions that limit the NOL carry forwards available to be used in any given year upon the occurrence of certain events, including a significant change of ownership. We have experienced such ownership changes and may experience such future changes. As a result, $106 million of our federal NOL carry forwards are limited to $22 million due to this change in ownership event. In addition, the annual limitations may result in the expiration of net operating losses before utilization. For state tax purposes, we have unused NOL carry forwards of approximately $118 million at February 2, 2013 which have expiration dates that vary by jurisdiction.

In fiscal 2010, we recorded an adjustment of $1.0 million to properly present our deferred tax liability, which is included in deferred credits and other long-term liabilities, as related to an indefinite-lived intangible asset acquired at the time of the Spinoff, with a corresponding decrease to additional paid-in capital. This adjustment had no material impact on prior years’ consolidated financial statements.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

Based upon the above criteria, the Company does not believe that it is more-likely-than-not that the remaining net deferred tax assets will be realized. For fiscal 2012, the valuation allowance increased by $6.6 million related to increased federal and state tax NOL carry forwards. For fiscal 2011, the valuation allowance increased by $8.7 million related to increased federal and state tax NOL carry forwards. For fiscal 2010, the valuation allowance increased by $1.0 million related to the adjustment for the deferred tax liability noted above, and $0.7 million related to increased state tax NOL carry forwards.

At February 2, 2013 and January 28, 2012, the Company had a liability for unrecognized tax benefits of $0.5 million and $0.4 million, respectively, both of which would have favorably affected the Company’s effective tax rate if recognized. Included within the $0.5 million, as of February 2, 2013, is an accrual of $0.2 million for the payment of related interest and penalties. The Company does not believe there will be any material changes in the unrecognized tax positions over the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
	(in thousands)
Unrecognized Tax Benefit - Beginning of year	$297	$302	$288
Gross increases - tax positions in prior period	54	32	59
Gross decreases - tax positions in prior period	(0)	(13)	(35)
Gross increases - tax positions in current period	5	7	11
Settlements during the period	(4)	(12)	(21)
Lapse of Statute of Limitations	(63)	(19)	-
Unrecognized Tax Benefit - End of Year	$289	$297	$302

The Company recognizes interest related to unrecognized tax benefits in interest expense and any related penalties in income tax expense. Accrued interest and penalties are included within the related tax liability line in the consolidated balance sheet. The Company recorded an additional $11,400, $5,000 and $5,000 in interest, and $19,400, $5,000 and $10,000 in penalties, for the fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company’s subsidiaries join in the filing of a U.S. federal consolidated income tax return. The U.S. federal statute of limitations remains open for the fiscal years 2008, 2009, 2010 and 2011. State income tax returns are generally subject to examination for a period of 3 to 5 years after filing of the respective returns. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states.

Note 12 - Spinoff Related Transactions	12 Months Ended
Feb. 02, 2013
Spinoff Related Transactions [Abstract]
Spinoff Related Transactions [Text Block]

12. Spinoff Related Transactions

Services and Revenues

We recognize other revenues that consist primarily of advertising provided for third parties in our catalogs, on our e-commerce web pages, in our outbound packages, and in our retail stores pursuant to specific pricing arrangements with Alloy, Inc. Alloy, Inc. originally arranged these advertising services on our behalf, through a Media Services Agreement (the "Original Agreement") entered into in connection with the Spinoff. Revenue under these arrangements was recognized, net of commissions and agency fees, when the underlying advertisement is published or otherwise delivered pursuant to the terms of each arrangement.

On November 16, 2010, the Company entered into an Amended and Restated Media Services Agreement (the "A/R Media Services Agreement") with Alloy, Inc. The A/R Media Services Agreement replaced the Original Agreement, which expired by its terms on December 19, 2010, and became effective on December 20, 2010, upon expiration of the Original Agreement. The A/R Media Services Agreement provides, among other things, that Alloy, Inc. will serve as our exclusive sales agent for the purpose of providing the following media and marketing related services to the Company and its subsidiaries: license of websites, internet advertising, direct segment upsell arrangements, catalog advertisements and insertions, sampling and in-store promotions, and database collection and marketing. The A/R Media Services Agreement expires on December 20, 2015. Effective May 6, 2011, the Company and Alloy, Inc. amended the A/R Media Services Agreement to remove the sampling and in-store promotion services therefrom.

We recorded revenues of approximately $0.2 million, $0.3 million, and $0.2 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively, in our consolidated financial statements in accordance with the terms of the A/R Media Services Agreement.

We recorded expenses of approximately $0.3 million, $0.5 million, and $0.2 million for fiscal 2012, fiscal 2011, and fiscal 2010, respectively, in our consolidated financial statements in accordance with the terms of the A/R Media Services Agreement.

Prior to the Spinoff, we and Alloy, Inc. entered into the following agreements that were to define our ongoing relationships after the Spinoff: a distribution agreement, tax separation agreement, trademark agreement, information technology and intellectual property agreement, and an On Campus Marketing call center agreement. The On Campus Marketing call center agreement was terminated July 16, 2012.

Note 13 - Commitments and Contingencies	12 Months Ended
Feb. 02, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

13. Commitments and Contingencies

Leases

We lease dELiA*s retail stores and office space under noncancelable operating leases with various expiration dates through February 2023. As of February 2, 2013, future net minimum lease payments are as follows:

Operating Leases
(in thousands)
Fiscal Year:
2013	$15,948
2014	16,232
2015	15,815
2016	13,158
2017	9,224
Thereafter	12,947
Total minimum lease payments	83,324

Sublease rental	819
Net rentals	$82,505

Most of the dELiA*s retail store leases require payment of a specified minimum rent, plus a contingent rent based on a percentage of the store’s net sales in excess of a specified threshold. Most of the lease agreements have defined escalating rent provisions, which are expensed over the term of the related lease on a straight-line basis commencing with the date of possession, including any lease renewals deemed to be probable. In addition, most of the leases require payment of real estate taxes, certain common area and maintenance costs ("CAM") and other related charges in addition to the future minimum operating lease payments. We sublease a portion of our office space. The minimum lease payments presented above do not include real estate taxes, CAM or other related charges. Total real estate taxes, CAM and other related charges for fiscal 2012, fiscal 2011 and fiscal 2010 were $11.2 million, $11.6 million and $11.6 million, respectively.

Total rent expense, excluding real estate taxes, CAM and other related charges, during fiscal 2012, fiscal 2011 and fiscal 2010 was $17.6 million, $18.2 million, and $17.7 million, respectively. There were no contingent excess rent payments made during these periods.

Sales Tax

At present, with respect to our website and catalogs, sales or other similar taxes are collected primarily in states where we have retail stores, another physical presence or other personal property. However, various other states may seek to impose sales tax obligations on such shipments in the future. A number of proposals have been made at the state and local levels that would impose additional taxes on the sale of goods and services through the internet. A successful assertion by one or more states that we should have collected or be collecting sales taxes on the sale of products could have a material adverse effect on our results of operations.

License Agreement

In February 2003, dELiA*s Brand LLC, a wholly-owned subsidiary of the Company, entered into a master license agreement with JLP Daisy to license the dELiA*s brand on an exclusive basis for wholesale distribution in certain product categories, primarily in mid- and upper-tier department stores. dELiA*s Brand LLC received a $16.5 million cash advance against future royalties from the licensing ventures. The master license agreement provides that JLP Daisy is entitled to retain all of the royalty income generated from the sale of licensed products until JLP Daisy recoups its advance plus one-third of a preferred return of 18% per year on the unrecouped advance, if ever. Thereafter, we will receive an increasing share of the royalties until JLP Daisy recoups its advance plus a preferred return of 18% per year on the unrecouped advance, at which time we will receive a majority of the royalty stream after brand management fees.

The initial term of the master license agreement is approximately 10 years, which is subject to an automatic extension of five years under specified circumstances and, at our option, (i) the term will remain in effect until JLP Daisy recoups its advance and preferred return or (ii) the term will immediately expire and JLP Daisy will be entitled to be paid the balance of any unrecouped advance and a preferred return calculated at 6% per year (if not received already). As of February 2, 2013, JLP Daisy has not recouped its advance and preferred return and therefore the master license agreement remains in effect. The master license agreement provides that the advance will be recoupable by JLP Daisy solely out of its share of the royalty payments and not through recourse against dELiA*s Brand LLC, us or any of our properties or assets. The master license agreement may be terminated early under certain circumstances, including, at our option, upon payment to JLP Daisy of an amount based upon royalties received from the sale of the licensed products during a specified period. In addition, dELiA*s Brand LLC granted to JLP Daisy a security interest in the dELiA*s trademarks and copyrightable artwork, although the only event that would entitle JLP Daisy to exercise its rights in respect of the lien is a termination or rejection of the license or master license agreement in a bankruptcy proceeding. We have not recorded any amounts associated with the master license agreement.

Employment Agreements

          The Company has entered into employment agreements with certain key executives. The agreements specify various employment-related matters, including annual compensation, performance incentive bonuses, and severance benefits in the event of termination with or without cause.

In addition, there are other executives of the Company with severance agreed to in offer letters depending on various circumstances.

 Benefit Plan

All employees who meet eligibility requirements may participate in the dELiA*s Inc. 401(k) Profit Sharing Plan (the “Plan”). Under the Plan, employees can defer 1% to 75% of compensation as defined. The Company temporarily suspended its matching contribution to the Plan in early fiscal 2009. The Company reinstated its matching contribution in April 2010 at a rate of $0.25 per employee contribution dollar on up to the first 5% of employee contribution. Employee contributions are always 100% vested. Until December 31, 2011, any Company matching contribution vested at 20% per year of employee service. Effective January 1, 2012, the matching contribution was increased from $0.25 to $0.50 per employee contribution dollar, and all past and future matching contributions are immediately vested. The Company’s matching contributions were $0.3 million, $0.1 million, and $0.1 million for fiscal years 2012, 2011 and 2010, respectively.

Litigation

The Company is subject to various legal proceedings and claims that arise in the ordinary course of its business. Although the amount of any liability that could arise with respect to these actions cannot be determined with certainty, in the Company’s opinion, any such liability will not have a material adverse effect on its consolidated financial position, consolidated results of operations or liquidity.

Note 14 - Segment Reporting	12 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

14. Segment Reporting

The Company’s executive management, being its chief operating decision makers, works together to allocate resources and assess the performance of the Company’s business. All of the Company's operations are in the U.S. The Company’s executive management manages the Company as two distinct operating segments, direct marketing and retail stores. Although offering customers substantially similar merchandise, the Company’s direct and retail operating segments have distinct management, marketing and operating strategies and processes.

The Company’s executive management assesses the performance of each operating segment based on operating income/loss, which is defined as net sales less the cost of goods sold and selling, general and administrative (“SG&A”) expenses both directly identifiable and allocable. For the direct segment, these SG&A expenses primarily consist of catalog development, production and circulation costs, order processing costs, direct personnel costs and allocated overhead expenses. For the retail segment, these SG&A expenses primarily consist of store selling expenses, direct labor costs and allocated overhead expenses. Allocated overhead expenses are costs associated with general corporate expenses and shared departmental services (e.g., executive, finance, information technology, legal and human resources). Since the Alloy business is recorded as a discontinued operation, certain allocated overhead expenses have been relocated to the remaining continuing businesses (See Note 2).

Operating segment assets are those directly used in or clearly allocable to an operating segment’s operations. For the retail segment, these assets primarily include inventory, fixtures and leasehold improvements. For the direct segment, these assets primarily include inventory and prepaid catalog costs, together with goodwill (excluding Assets Held for Sale). Corporate and other assets include corporate headquarters, warehouse and fulfillment and contact center facilities (the contact center facility is no longer in use as that function has been outsourced to a third party), shared technology infrastructure as well as corporate cash and cash equivalents and prepaid expenses. Operating segment depreciation and amortization and capital expenditures incurred are recorded directly to each operating segment. Corporate assets and other depreciation and amortization and capital expenditures are allocated to each reportable segment. The accounting policies of the segments are the same as those described in Note 3. Reportable data for our reportable segments were as follows (reflects continuing operations only):

	Direct Marketing Segment	Retail Store Segment	Total
	(in thousands)
Total Assets
February 2, 2013	$34,653	$52,340	$86,993
January 28, 2012	$49,554	$58,159	$107,713
Capital Expenditures (accrual basis)
February 2, 2013	$1,529	$1,773	$3,302
January 28, 2012	$894	$3,647	$4,541
January 29, 2011	$250	$5,065	$5,315
Depreciation and Amortization
February 2, 2013	$779	$8,823	$9,602
January 28, 2012	$827	$10,619	$11,446
January 29, 2011	$948	$9,721	$10,669
Goodwill
February 2, 2013	$-	$-	$-
January 28, 2012	$4,462	$-	$4,462

	Fiscal
	2012	2011	2010
	(in thousands)
Net revenues:
Retail store	$125,595	$123,223	$122,444
Direct marketing	55,555	49,084	49,984
Total net revenues	$181,150	$172,307	$172,428

Operating loss:
Retail store	$(16,161)	$(23,670)	$(22,766)
Direct marketing	(6,708)	(3,550)	(11,520)
Loss before interest expense and income taxes	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
Loss before income taxes	$(23,595)	$(27,797)	$(34,639)

Note 15 - Quarterly Results (Unaudited)	12 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

15. Quarterly Results (Unaudited)

The following table, which includes discontinued operations, sets forth unaudited quarterly financial data for each of our last two fiscal years:

	Fiscal 2012				Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
Net revenues	$41,214	$39,808	$46,399	$53,729	$37,890	$35,820	$46,654	$51,943
Gross profit	13,020	12,582	15,199	15,910	11,561	7,893	13,703	15,435
Total operating expenses (1)	17,480	17,931	17,136	27,033	17,713	17,539	18,691	21,869
Loss from continuing operations before taxes	(4,613)	(5,514)	(2,096)	(11,372)	(6,239)	(9,782)	(5,159)	(6,617)
Loss from continuing operations	(4,319)	(5,440)	(2,062)	(11,093)	(4,977)	(9,754)	(4,927)	(5,802)
Income from discontinued operations, net of tax	645	227	65	423	508	142	502	1,638
Net loss	$(3,674)	$(5,213)	$(1,997)	$(10,670)	$(4,469)	$(9,612)	$(4,425)	$(4,164)
Basic and diuted (loss) income per share:
Loss from continuing operations (2)	$(0.14)	$(0.18)	$(0.06)	$(0.35)	$(0.16)	$(0.31)	$(0.16)	$(0.18)
Income from discontinued operations (2)	$0.02	$0.01	$0.00	$0.01	$0.02	$0.00	$0.02	$0.05
Net loss	$(0.12)	$(0.17)	$(0.06)	$(0.34)	$(0.14)	$(0.31)	$(0.14)	$(0.13)

(1)	Included in the fourth quarter of fiscal 2012 is a goodwill impairment charge of $4.5 million. See Note 5 for further discussion.

(2)

(Loss) income per share calculations for each quarter include the appropriate weighted average effect for the quarter; therefore, the sum of quarterly (loss) income per share amounts may not equal year-to-date (loss) income per share amounts, which reflect the weighted average effect on a year-to-date basis.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Feb. 02, 2013
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
Description	Balance at Beginning of Period	Additions	Usage/ Deductions	Balance at End of Period
	(in thousands)
Reserve for sales returns and allowances:
February 2, 2013	$589	$16,427	$16,475	$541
January 28, 2012	$554	$13,635	$13,600	$589
January 29, 2011	$460	$12,935	$12,841	$554

Reserve for inventory:
February 2, 2013	$688	$2,836	$2,187	$1,337
January 28, 2012	$1,180	$3,164	$3,656	$688
January 29, 2011	$1,204	$2,322	$2,346	$1,417

Valuation allowance for deferred tax assets:
February 2, 2013	$29,764	$6,629	$-	$36,393
January 28, 2012	$21,028	$8,736	$-	$29,764
January 29, 2011	$19,355	$1,673	$-	$21,028

Accounting Policies, by Policy (Policies)	12 Months Ended
Feb. 02, 2013
Accounting Policies [Abstract]
Fiscal Period, Policy [Policy Text Block]

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to January 31st, typically resulting in a fifty-two week year, but occasionally giving rise to an additional week, resulting in a fifty-three week year. We refer to the 53-week year ended February 2, 2013 as “fiscal 2012”, and to the 52-week fiscal year ended January 28, 2012 as “fiscal 2011”, and to the 52-week fiscal year ended January 29, 2011 as “fiscal 2010”.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain reclassifications have been made to prior year amounts to conform with current year presentation. The effect of these reclassifications is not material.
Basis of Accounting, Policy [Policy Text Block]

Basis of Presentation

The accompanying consolidated financial statements include the historical financial statements of and transactions applicable to the Company and reflect its assets, liabilities, results of operations and cash flows.

Consolidation, Policy [Policy Text Block]

of Consolidation

The consolidated financial statements include the accounts of dELiA*s, Inc. and our wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

of Risk

We collect payment for all merchandise, and perform credit card authorizations and check verifications for all customers prior to shipment or delivery. Our cash equivalents include amounts derived from credit card purchases from customers and are typically settled within two to four days. Due to the diversified nature of our client base, we do not believe that we are exposed to a concentration of credit risk.

Fair Value Measurement, Policy [Policy Text Block]

Fair Value of Financial Instruments

We follow the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement Disclosures” (“ASC 820”) as it relates to financial and nonfinancial assets and liabilities. We currently have no financial assets or liabilities that are measured at fair value.  Our non-financial assets, which include property and equipment, intangibles and goodwill are not required to be measured at fair value on a recurring basis.  However, if certain triggering events occur, or if an annual impairment test is required and we are required to evaluate the non-financial asset for impairment, a resulting asset impairment would require that the non-financial asset be recorded at the fair value.  ASC 820 prioritizes inputs used in measuring fair value into a hierarchy of three levels: Level 1—quoted prices (unadjusted) in active markets for identical assets or liabilities; Level 2—inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and Level 3—unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying amounts of our financial instruments, including cash and cash equivalents, receivables and payables approximated fair value due to the short maturity of these financial instruments.

Liability Reserve Estimate, Policy [Policy Text Block]

Self Insurance

The Company uses a combination of insurance and self-insurance for certain losses related to its employee medical plan. Costs for self-insurance claims filed, as well as claims incurred but not reported, are accrued based on management’s estimates, using information received from plan administrators, historical analysis and other relevant data. Management believes that it has adequately reserved for its self-insurance liability, which is capped through the use of stop loss contracts with insurance companies. However, any significant variation from historical trends in claims incurred but not paid could cause actual expense to differ from the accrued liability.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and credit card receivables. Credit card receivable balances included in cash and cash equivalents as of February 2, 2013 and January 28, 2012 were approximately $1.4 million and $1.6 million, respectively.

Inventory, Policy [Policy Text Block]

Inventories

Inventories, which consist of finished goods, including certain expenses capitalized, are stated at the lower of cost (first-in, first out method) or market value. Inventories may include items that have been written down to our best estimate of their net realizable value. Our decisions to write-down and establish valuation allowances against our merchandise inventories are based on our current rate of sale, the age of the inventory and other factors. Actual final sales prices to customers may be higher or lower than our estimated sales prices and could result in a fluctuation in gross profit in subsequent periods.

Advertising Costs, Policy [Policy Text Block]

Prepaid Catalog Costs

Catalog costs consist of catalog production and mailing costs. These costs are capitalized and expensed over the expected future revenue stream, which is customarily two to four months from the date the catalogs are mailed. Deferred catalog costs as of February 2, 2013 and January 28, 2012 were approximately $1.0 million and $1.1 million, respectively. Catalog costs expensed for fiscal 2012, fiscal 2011 and fiscal 2010 were approximately $12.2 million, $11.4 million, and $11.9 million, respectively, and are included within selling, general and administrative expenses in the accompanying consolidated statements of operations.

Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Amortization of leasehold improvements is computed on the straight-line method over the lesser of an asset’s estimated useful life or the life of the related store’s lease (generally 7-10 years). Depreciation on furniture, fixtures and equipment is computed on the straight-line method over the lives noted below. Maintenance and repairs are expensed as incurred.

Research, Development, and Computer Software, Policy [Policy Text Block]

Costs of Computer Software Developed or Obtained for Internal Use

As required by ASC 350-40, Internal-Use Software, the Company capitalizes costs related to internally developed software. Only costs incurred during the development stages, including design, coding, installation and testing are capitalized. These capitalized costs primarily represent internal labor costs for employees directly associated with the software development. Upgrades or modifications that result in additional functionality are capitalized.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Goodwill and Other Indefinite-Lived Intangible Assets

The Company follows the provisions of ASC 350-10, Intangibles-Goodwill and Other, which requires testing for impairment on an annual basis or between annual tests if an event occurs or circumstances change that would reduce the fair value of a reporting unit below its carrying amount. The Company performs its annual impairment test as of the end of its fiscal year unless indicators arise during the year.

Determining the fair value of our direct marketing reporting unit under the first step of the goodwill impairment test and determining the fair value of individual assets and liabilities of that reporting unit (including unrecognized intangible assets) under the second step of the goodwill impairment test is judgmental in nature and often involves the use of significant estimates and assumptions. Similarly, estimates and assumptions are used in determining the fair value of our indefinite-lived intangible assets, primarily trademarks. These estimates and assumptions could have a significant impact on whether or not an impairment charge is recognized and also the magnitude of any such charge.

We perform valuation analyses and consider other market information that is publicly available. Estimates of fair value are primarily determined using discounted cash flows, market comparisons as well as a cost approach. These approaches use significant estimates and assumptions including projected future cash flows (including timing), discount rates reflecting the risk inherent in future cash flows, revenue growth rates, projected long-term growth rates, royalty rates, determination of appropriate market comparables and the determination of whether a premium or discount should be applied to comparables.

Considerable management judgment is necessary to estimate the fair value of our direct marketing reporting unit and indefinite-lived intangible assets which may be impacted by future actions taken by us or our competitors and the economic environment in which we operate. These estimates affect the balance of goodwill as well as intangible assets on our consolidated balance sheets and operating expenses on our consolidated statements of operations.

As a result of our annual goodwill impairment analysis as of February 2, 2013, we recognized a goodwill impairment charge related to the direct marketing reporting unit of $4.5 million in fiscal 2012 primarily as a result of the current and projected future performance of the direct marketing business. See Note 5 for discussion on the fiscal 2012 and fiscal 2010 $7.6 million goodwill impairment charges with respect to our direct marketing segment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of Long-Lived Assets

          In accordance with ASC 360, Property, Plant, and Equipment, the Company’s management evaluates the value of leasehold improvements and store fixtures associated with retail stores, which have been open for a period of time sufficient to reach maturity. The Company evaluates long-lived assets for impairment at the individual store level, which is the lowest level at which individual cash flows can be identified. Impairment losses are recorded on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of the assets. When events such as these occur, the impaired assets are adjusted to their estimated fair value and an impairment loss is recorded separately as a component of operating income under impairment of long-lived assets.

We measure fair value by discounting estimated future cash flows using an appropriate discount rate. Considerable judgment by us is necessary to estimate the fair value of the assets and accordingly, actual results could vary significantly from such estimates. Our most significant estimates and judgments relating to the long-lived asset impairments include the timing and amount of projected future cash flows and the discount rate selected to measure the risks inherent in future cash flows.

We recorded impairment charges of approximately $0.2 million and $0.5 million for fiscal 2012 and fiscal 2011, respectively, related to under-performing stores (see Note 4). There were no impairment charges related to long-lived assets recorded for fiscal 2010.

Sales and Use Tax, Policy [Policy Text Block]	Sales and Use Tax In accordance with ASC 605-40, Revenue Recognition, the Company records sales tax charged on merchandise sales on a net basis (excluded from revenue).
Revenue Recognition, Policy [Policy Text Block]

Revenue Recognition

Direct marketing revenues are recognized at the time of shipment to customers. These revenues are net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our direct marketing return policy, historical experience and evaluation of current sales and returns trends. Direct marketing revenues also include shipping and handling billed to customers.

Retail store revenues are recognized at the point of sale, net of any promotional price discounts and an allowance for sales returns. The allowance for sales returns is estimated based upon our retail return policy, historical experience and evaluation of current sales and returns trends.

We recognize other revenues that consist primarily of advertising provided for third parties in our catalogs, on our e-commerce webpages, in our outbound packages, and in our retail stores pursuant to specific pricing arrangements with Alloy, Inc. Alloy, Inc. arranges these advertising services on our behalf pursuant to a media services agreement entered into in connection with the Spinoff which was amended and restated effective December 2010 (see Note 12 to our financial statements). We believe that the terms and conditions of this relationship are similar to those that we could obtain in the marketplace. We also recognize revenue from the sale of offline magazine subscriptions to our telephone direct marketing customers at the time of purchase. The revenue from third-party advertising and offline magazine subscription sales was approximately $0.2 million, $0.3 million, and $0.2 million for fiscal 2012, fiscal 2011 and fiscal 2010, respectively.

The Company’s policy with respect to gift certificates and gift cards is to record revenue as they are redeemed for merchandise. Prior to their redemption, these gift certificates and gift cards are recorded as a liability. The liability remains on the Company’s books until the earlier of redemption (recognized as revenue) or when the Company determines the likelihood of redemption is remote (recognized as other operating income). The Company determines the probability of the gift card being redeemed to be remote based on historical redemption patterns. For those gift cards that the Company determines redemption to be remote, we reverse our liability and record breakage income. The Company recorded approximately $2.6 million, $1.2 million and $0.4 million of breakage income in fiscal 2012, fiscal 2011 and fiscal 2010, respectively, which is recorded in other operating income in the consolidated financial statements.

While the Company will continue to honor all gift certificates and gift cards presented for payment, management reviews unclaimed property laws to determine gift certificate and gift card balances required for escheatment to the appropriate government agency.

Cost of Sales, Policy [Policy Text Block]

Cost of Goods Sold

Cost of goods sold consists of the cost of merchandise sold to customers, inbound freight costs, shipping and handling costs, buying and merchandising costs, certain distribution costs and store occupancy costs.

Selling, General and Administrative Expenses, Policy [Policy Text Block]

Selling, General and Administrative Expenses

Selling, general and administrative expenses consist primarily of catalog production and mailing costs; certain fulfillment and distribution costs; store personnel wages and benefits; other store expenses, including supplies, maintenance and visual programs; administrative staff and infrastructure expenses; depreciation; amortization and facility expenses. Credit card fees, insurance and other miscellaneous operating costs are also included in selling, general and administrative expenses.

Start-up Activities, Cost Policy [Policy Text Block]	Store Pre-Opening Costs Store pre-opening costs consist primarily of rent, supplies and payroll expenses. These costs are expensed as incurred.
Compensation Related Costs, Policy [Policy Text Block]

Stock-Based compensation

The Company accounts for stock-based awards in accordance with ASC 718-10, Compensation-Stock Compensation, which requires the measurement and recognition of stock-based compensation expense for all share-based payment awards made to employees and directors based on estimated fair values. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service period. For awards with performance conditions, an evaluation is made at the grant date and future periods as to the likelihood of the performance criteria being met. Compensation expense is adjusted in future periods for subsequent changes in the expected outcome of the performance conditions until the vesting date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Interest Expense, Policy [Policy Text Block]

Interest Expense (Income), Net

Interest income and expense is presented net in the consolidated statements of operations. Interest income is derived from cash in bank accounts. Interest income for fiscal 2012, fiscal 2011, and fiscal 2010 was $-0-, $3,000, and $17,000, respectively. Interest expense primarily relates to the credit facilities with GE Capital and Wells Fargo (which was terminated in May 2011). Interest expense for fiscal 2012, fiscal 2011, and fiscal 2010 was $0.7 million, $0.6 million, and $0.4 million, respectively.

Earnings Per Share, Policy [Policy Text Block]

Net (loss) Income Per Share

          We have outstanding restricted stock grants that contain nonforfeitable rights to dividends (whether paid or unpaid) which qualify these shares as participating securities, requiring them to be included in the computation of earnings per share pursuant to the two-class method. Under the two-class method, all earnings (distributed and undistributed) are allocated to common shares and participating securities based on their respective rights to receive dividends. In periods of loss, the unvested restricted stock are not considered participating securities as they are not obligated to fund losses. Basic earnings per common share is calculated by dividing earnings allocated to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share reflect, in periods in which they have a dilutive effect, the effect of unvested restricted stock not classified as participating securities and common shares issuable upon exercise of stock options or warrants. The difference between reported basic and diluted weighted-average common shares results from the assumption that all dilutive stock options and warrants outstanding were exercised and all outstanding restricted shares have vested as determined by applying the "treasury stock" method. For all periods presented in which there were losses, fully diluted losses per share do not differ from basic earnings per share.

Lease, Policy [Policy Text Block]

Operating leases

The Company leases property for its stores and its corporate headquarters under operating leases. Operating lease agreements typically contain construction allowances, rent escalation clauses and/or contingent rent provisions.

For construction allowances, the Company records a deferred lease credit on the consolidated balance sheet and amortizes the deferred lease credit as a reduction of rent expense on the consolidated statement of operations over the terms of the leases. For scheduled rent escalation clauses during the lease terms, the Company records minimum rental expenses on a straight-line basis over the terms of the leases on the consolidated statement of operations. The term of the lease over which the Company amortizes construction allowances and minimum rental expenses on a straight-line basis begins on the date of initial possession, which is generally when the Company enters the space and begins to make improvements in preparation for its intended use, not necessarily the cash rent commencement date.

Certain store leases provide for contingent rents, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability in accrued expenses on the consolidated balance sheets and the corresponding rent expense when management determines that achieving the specified levels during the fiscal year is probable.

Income Tax, Policy [Policy Text Block]

Income Taxes

Income taxes are calculated in accordance with ASC 740-10, Income Taxes, which require the use of the asset and liability method. Deferred tax assets and liabilities are recognized based on the difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using current enacted tax rates in effect in the years in which those temporary differences are expected to reverse. Inherent in the measurement of deferred balances are certain judgments and interpretations of enacted tax law and published guidance with respect to applicability to the Company’s operations. The effective tax rate utilized by the Company reflects management’s judgment of the expected tax liabilities within the various taxing jurisdictions.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

      The Company adopted amendments to ASC 740-10 which clarified the accounting for uncertainty in income taxes recognized in the financial statements. These amendments prescribe a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by the taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate audit settlement.

       The Company recognizes interest accrued for increases in the net liability for unrecognized income tax benefits in interest expense and any related penalties in income tax expense.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Adopted Standard

        In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 applies to all companies that have goodwill reported in their financial statements. The provisions of ASU 2011-08 were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company adopted this guidance in the first quarter of fiscal 2012 with no impact on its consolidated financial statements.

Recently Issued Standards

        In July 2012, the FASB issued guidance that will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test for indefinite-lived intangible assets. If entities determine, based on qualitative factors, the fair value of the asset is more likely than not less than the carrying value, the two-step impairment test would be required. This guidance is effective for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will adopt this guidance for the fiscal year beginning February 3, 2013 and does not expect the adoption will have a material impact on its consolidated financial statements.

Note 2 - Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Feb. 02, 2013
Note 2 - Discontinued Operations and Assets Held for Sale (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Fiscal	Fiscal	Fiscal
	2012	2011	2010

Net revenues	$41,549	$44,845	$48,269
Cost of goods sold	25,107	25,101	26,685
Gross profit	16,442	19,744	21,584
Selling, general and administrative expenses	15,915	16,223	16,784
Other operating income	(1,588)	(757)	(59)
Total expenses	14,327	15,466	16,725
Operating income	2,115	4,278	4,859
Provision for income taxes	755	1,488	1,725
Income from discontinued operations, net of income taxes	$1,360	$2,790	$3,134

Assets and Liabilities [Member]
Note 2 - Discontinued Operations and Assets Held for Sale (Tables) [Line Items]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Fiscal 2012	Fiscal 2011

Inventories, net	$5,704	$6,212
Prepaid catalog costs	690	1,016
Other current assets	415	395
Total current assets	6,809	7,623
Property and equipment, net	690	-
Total assets	$7,499	$7,623

Accounts payable	$4,236	$3,913
Accrued expenses	560	802
Customer liabilities	370	479
Total liabilities	$5,166	$5,194

Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 02, 2013
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]

Construction in progress		N/A
Leasehold improvements		Life of the lease*
Computer software and equipment (years)	3	to	5
Machinery and equipment (years)	3	to	10
Office furniture and store fixtures (years)	5	to	10
Building (years)		39
Land		N/A

Schedule of Weighted Average Number of Shares [Table Text Block]
	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)
Weighted average common shares outstanding - basic	31,351	31,217	31,112
Dilutive effect of stock options, warrants and unvested restricted stock outstanding	-	-	-
Weighted average common and common equivalent shares outstanding - fully diluted	31,351	31,217	31,112

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	For The Fiscal Years Ended
	2012	2011	2010
		(in thousands)

Stock options	3,050	3,096	5,663
Warrants	215	215	879
Restricted stock	590	504	314
Total	3,855	3,815	6,856

Note 4 - Property and Equipment, net (Tables)	12 Months Ended
Feb. 02, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	Fiscal Year
	2012	2011
	(in thousands)
Construction in progress	$789	$1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$36,107	$42,588

Note 5 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Feb. 02, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Fiscal Year
	2012	2011
	(in thousands)
Non-amortizable intangible assets:
Trademarks	$2,419	$2,419
Goodwill	$-	$4,462

Note 7 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 02, 2013
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	Fiscal Year
	2012	2011
	(in thousands)
Accrued sales tax	$487	$1,426
Accrued payroll, bonus, taxes and withholdings	902	1,504
Short-term tenant allowances	887	877
Credits due to customers	4,433	7,363
Allowance for sales returns	541	589
Other accrued expenses	3,918	3,707
	$11,168	$15,466

Note 9 - Share-Based Compensation (Tables)	12 Months Ended
Feb. 02, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the Fiscal Years Ended
	2012	2011	2010
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6.25	6.25	6.25
Expected volatility	60%	60%	62%
Expected dividend yields	-	-	-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	2012
	Options	Weighted- Average Exercise Price per Option	Weighted-Average Remaining Contractual Life (years)

Options outstanding as of January 28, 2012	3,096,288	$4.71
Options granted	534,250	1.44
Options exercised	-	-
Options cancelled or expired	(580,452)	6.23

Outstanding as of February 2, 2013	3,050,086	$3.84	5.62

Exercisable as of February 2, 2013	2,065,336	$4.92	4.27

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Restricted Stock
	Shares	Weighted Average Grant Date Fair Value

Outstanding at January 28, 2012	406,391	$1.23
Granted	256,410	1.17
Vested	(172,002)	1.36
Forfeited	(42,258)	1.18
Outstanding at February 2, 2013	448,541	$1.15

Note 11 - Income Taxes (Tables)	12 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2012	2011	2010
	(in thousands)
Current:
State	$115	$181	$214
Federal	(796)	(2,518)	(11,214)
Total current	(681)	(2,337)	(11,000)

Deferred:
Federal	-	-	1,138

Total deferred	-	-	1,138
Net income tax benefit	$(681)	$(2,337)	$(9,862)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011	2010
Computed expected tax benefit	(35%)	(35%)	(35%)
State taxes, net of federal benefit	0%	0%	1%
Goodwill impairment	7%	0%	9%
Impact of discontinued operations	(3%)	(5%)	(2%)
All other - individually less than 5%	1%	(2%)	2%
Change in valuation allowance	27%	34%	(4%)

Total benefit	(3%)	(8%)	(29%)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	February 2, 2013	January 28, 2012
	(in thousands)
Deferred tax assets:
Accruals and reserves	$4,062	$5,134
Plant and equipment	776	1,020
Net operating loss carry forwards	32,590	24,810

Gross deferred tax assets	37,428	30,964
Valuation allowance	(36,393)	(29,764)

Total deferred tax assets	1,035	1,200

Deferred tax liabilities:
Identifiable intangible assets	(1,041)	(1,041)
Other	(959)	(1,124)

Total deferred tax liabilities	(2,000)	(2,165)

Net deferred tax liabilities	$(965)	$(965)

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	2012	2011	2010
	(in thousands)
Unrecognized Tax Benefit - Beginning of year	$297	$302	$288
Gross increases - tax positions in prior period	54	32	59
Gross decreases - tax positions in prior period	(0)	(13)	(35)
Gross increases - tax positions in current period	5	7	11
Settlements during the period	(4)	(12)	(21)
Lapse of Statute of Limitations	(63)	(19)	-
Unrecognized Tax Benefit - End of Year	$289	$297	$302

Note 13 - Commitments and Contingencies (Tables)	12 Months Ended
Feb. 02, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Operating Leases
(in thousands)
Fiscal Year:
2013	$15,948
2014	16,232
2015	15,815
2016	13,158
2017	9,224
Thereafter	12,947
Total minimum lease payments	83,324

Sublease rental	819
Net rentals	$82,505

Note 14 - Segment Reporting (Tables)	12 Months Ended
Feb. 02, 2013
Note 14 - Segment Reporting (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Direct Marketing Segment	Retail Store Segment	Total
	(in thousands)
Total Assets
February 2, 2013	$34,653	$52,340	$86,993
January 28, 2012	$49,554	$58,159	$107,713
Capital Expenditures (accrual basis)
February 2, 2013	$1,529	$1,773	$3,302
January 28, 2012	$894	$3,647	$4,541
January 29, 2011	$250	$5,065	$5,315
Depreciation and Amortization
February 2, 2013	$779	$8,823	$9,602
January 28, 2012	$827	$10,619	$11,446
January 29, 2011	$948	$9,721	$10,669
Goodwill
February 2, 2013	$-	$-	$-
January 28, 2012	$4,462	$-	$4,462

Net Revenues by Segment [Member]
Note 14 - Segment Reporting (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fiscal
	2012	2011	2010
	(in thousands)
Net revenues:
Retail store	$125,595	$123,223	$122,444
Direct marketing	55,555	49,084	49,984
Total net revenues	$181,150	$172,307	$172,428

Operating loss:
Retail store	$(16,161)	$(23,670)	$(22,766)
Direct marketing	(6,708)	(3,550)	(11,520)
Loss before interest expense and income taxes	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
Loss before income taxes	$(23,595)	$(27,797)	$(34,639)

Note 15 - Quarterly Results (Unaudited) (Tables)	12 Months Ended
Feb. 02, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Fiscal 2012				Fiscal 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
Net revenues	$41,214	$39,808	$46,399	$53,729	$37,890	$35,820	$46,654	$51,943
Gross profit	13,020	12,582	15,199	15,910	11,561	7,893	13,703	15,435
Total operating expenses (1)	17,480	17,931	17,136	27,033	17,713	17,539	18,691	21,869
Loss from continuing operations before taxes	(4,613)	(5,514)	(2,096)	(11,372)	(6,239)	(9,782)	(5,159)	(6,617)
Loss from continuing operations	(4,319)	(5,440)	(2,062)	(11,093)	(4,977)	(9,754)	(4,927)	(5,802)
Income from discontinued operations, net of tax	645	227	65	423	508	142	502	1,638
Net loss	$(3,674)	$(5,213)	$(1,997)	$(10,670)	$(4,469)	$(9,612)	$(4,425)	$(4,164)
Basic and diuted (loss) income per share:
Loss from continuing operations (2)	$(0.14)	$(0.18)	$(0.06)	$(0.35)	$(0.16)	$(0.31)	$(0.16)	$(0.18)
Income from discontinued operations (2)	$0.02	$0.01	$0.00	$0.01	$0.02	$0.00	$0.02	$0.05
Net loss	$(0.12)	$(0.17)	$(0.06)	$(0.34)	$(0.14)	$(0.31)	$(0.14)	$(0.13)

Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Feb. 02, 2013
Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance [Table Text Block]
Description	Balance at Beginning of Period	Additions	Usage/ Deductions	Balance at End of Period
	(in thousands)
Reserve for sales returns and allowances:
February 2, 2013	$589	$16,427	$16,475	$541
January 28, 2012	$554	$13,635	$13,600	$589
January 29, 2011	$460	$12,935	$12,841	$554

Reserve for inventory:
February 2, 2013	$688	$2,836	$2,187	$1,337
January 28, 2012	$1,180	$3,164	$3,656	$688
January 29, 2011	$1,204	$2,322	$2,346	$1,417

Valuation allowance for deferred tax assets:
February 2, 2013	$29,764	$6,629	$-	$36,393
January 28, 2012	$21,028	$8,736	$-	$29,764
January 29, 2011	$19,355	$1,673	$-	$21,028

Note 2 - Discontinued Operations and Assets Held for Sale (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 04, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 2 - Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from Divestiture of Businesses	$ 3,400,000
Liabilities of Disposal Group, Including Discontinued Operation	3,300,000	5,166,000	5,194,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		1,360,000	2,790,000	3,134,000
Original Agreement [Member]
Note 2 - Discontinued Operations and Assets Held for Sale (Details) [Line Items]
Proceeds from Divestiture of Businesses	$ 3,700,000

Note 2 - Discontinued Operations and Assets Held for Sale (Details) - Discontinued Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Discontinued Operations [Abstract]
Net revenues	$ 41,549	$ 44,845	$ 48,269
Cost of goods sold	25,107	25,101	26,685
Gross profit	16,442	19,744	21,584
Selling, general and administrative expenses	15,915	16,223	16,784
Other operating income	(1,588)	(757)	(59)
Total expenses	14,327	15,466	16,725
Operating income	2,115	4,278	4,859
Provision for income taxes	755	1,488	1,725
Income from discontinued operations, net of income taxes	$ 1,360	$ 2,790	$ 3,134

Note 2 - Discontinued Operations and Assets Held for Sale (Details) - Assets and Liabilities of Discontinued Operations (USD $) In Thousands, unless otherwise specified	Jun. 04, 2013	Feb. 02, 2013	Jan. 28, 2012
Assets and Liabilities of Discontinued Operations [Abstract]
Inventories, net		$ 5,704	$ 6,212
Prepaid catalog costs		690	1,016
Other current assets		415	395
Total current assets		6,809	7,623
Property and equipment, net		690
Total assets		7,499	7,623
Accounts payable		4,236	3,913
Accrued expenses		560	802
Customer liabilities		370	479
Total liabilities	$ 3,300	$ 5,166	$ 5,194

Note 3 - Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Credit Card Receivables (in Dollars)	$ 1,400,000	$ 1,400,000	$ 1,600,000
Prepaid Advertising (in Dollars)	1,000,000	1,000,000	1,100,000
Advertising Expense (in Dollars)		12,200,000	11,400,000	11,900,000
Goodwill, Impairment Loss (in Dollars)	4,500,000	4,462,000		7,611,000
Asset Impairment Charges (in Dollars)		200,000	500,000
Advertising Revenue (in Dollars)		300,000	200,000	200,000
Revenue Recognition, Gift Cards, Breakage (in Dollars)		2,600,000	1,200,000	400,000
Investment Income, Interest (in Dollars)		0	3,000	17,000
Interest Expense (in Dollars)		$ 700,000	$ 600,000	$ 400,000
Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Customers' Credit Card Payment Settling Period		2 days
Prepaid Catalog Costs Expense Period		2 months
Property, Plant and Equipment, Useful Life		7 years
Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Customers' Credit Card Payment Settling Period		4 days
Prepaid Catalog Costs Expense Period		4 months
Property, Plant and Equipment, Useful Life		10 years

Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives	12 Months Ended
Feb. 02, 2013
Computer Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	3 years
Computer Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Machinery and Equipment [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	3 years
Machinery and Equipment [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years
Office Furniture [Member] | Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	5 years
Office Furniture [Member] | Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years
Building [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	39 years
Minimum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	7 years
Maximum [Member]
Note 3 - Summary of Significant Accounting Policies (Details) - Estimated Useful Lives [Line Items]
Useful Lives	10 years

Note 3 - Summary of Significant Accounting Policies (Details) - Weighted Average Shares In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Weighted Average Shares [Abstract]
Weighted average common shares outstanding - basic	31,351	31,217	31,112
Dilutive effect of stock options, warrants and unvested restricted stock outstanding	0	0	0
Weighted average common and common equivalent shares outstanding - fully diluted	31,351	31,217	31,112

Note 3 - Summary of Significant Accounting Policies (Details) - Antidilutive Securities In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,855	3,815	6,856
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,050	3,096	5,663
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	215	215	879
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	590	504	314

Note 4 - Property and Equipment, net (Details) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 4 - Property and Equipment, net (Details) [Line Items]
Depreciation, Depletion and Amortization	$ 9,602,000	$ 11,446,000	$ 10,669,000
Write-Off of Fully Depreciated Assets No Longer In Use	5,900,000
Impairment of Long-Lived Assets Held-for-use	181,000	495,000
Early Lease Terminations [Member]
Note 4 - Property and Equipment, net (Details) [Line Items]
Depreciation, Depletion and Amortization	$ 694,000

Note 4 - Property and Equipment, net (Details) - Property and Equipment, Net (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Property and Equipment, Net [Abstract]
Construction in progress	$ 789	$ 1,236
Computer equipment	13,197	11,042
Machinery and equipment	99	125
Office furniture and store fixtures	18,145	20,190
Leasehold improvements	52,275	55,371
Building	7,559	7,559
Land	500	500
	92,564	96,023
Less: accumulated depreciation and amortization	(56,457)	(53,435)
	$ 36,107	$ 42,588

Note 5 - Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Feb. 02, 2013	Jan. 29, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Impairment Loss	$ 4,500	$ 4,462	$ 7,611

Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill [Line Items]
Goodwill		$ 4,462
Trademarks [Member]
Note 5 - Goodwill and Intangible Assets (Details) - Intangible Assets and Goodwill [Line Items]
Trademarks	$ 2,419	$ 2,419

Note 6 - Credit Facility (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	May 26, 2011
GE Capital [Member] | Letter of Credit [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 15
GE Capital [Member] | Swingline Loan Facility [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		5
GE Capital [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		25
Line of Credit Facility, Increase, Additional Borrowings	25
Line of Credit Facility, Expiration Date	May 26, 2016
Line of Credit Facility, Remaining Borrowing Capacity	5.1
Letters of Credit Outstanding, Amount	11.9
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.38%
Wells Fargo [Member]
Note 6 - Credit Facility (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 10
Cash Collateral Percentage	105.00%

Note 7 - Accrued Expenses and Other Current Liabilities (Details) - Accrued Expenses and Other Current Liabilities (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued sales tax	$ 487	$ 1,426
Accrued payroll, bonus, taxes and withholdings	902	1,504
Short-term tenant allowances	887	877
Credits due to customers	4,433	7,363
Allowance for sales returns	541	589
Other accrued expenses	3,918	3,707
	$ 11,168	$ 15,466

Note 8 - Long-Term Liabilities (Details) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Note 8 - Long-Term Liabilities (Details) [Line Items]
Deferred Rent Credit	$ 5	$ 6
Tenant Allowances Liabilities	$ 3.5	$ 4.6
Minimum [Member]
Note 8 - Long-Term Liabilities (Details) [Line Items]
Lease Term	7 years
Maximum [Member]
Note 8 - Long-Term Liabilities (Details) [Line Items]
Lease Term	10 years

Note 9 - Share-Based Compensation (Details) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 9 - Share-Based Compensation (Details) [Line Items]
Stock Option Expiration Duration	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	4,000,000	3,900,000
Share-based Compensation	$ 675,000	$ 710,000	$ 802,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.81	$ 0.93	$ 1.14
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	0	0	2,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	400,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 1.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in Shares)	42,258
Stock Options [Member]
Note 9 - Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Restricted Stock [Member]
Note 9 - Share-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 255 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 1.17	$ 1.02	$ 1.74
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in Shares)	42,258
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options	$ 400,000

Note 9 - Share-Based Compensation (Details) - Assumptions for Valuation of Stock Options	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Assumptions for Valuation of Stock Options [Abstract]
Risk-free interest rates	1.21%	2.05%	2.58%
Expected lives (years)	6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility	60.00%	60.00%	62.00%
Expected dividend yields	0.00%

Note 9 - Share-Based Compensation (Details) - Stock Option Activity (USD $)	12 Months Ended
Feb. 02, 2013
Stock Option Activity [Abstract]
Options outstanding as of January 28, 2012	3,096,288
Options outstanding as of January 28, 2012 (in Dollars per share)	$ 4.71
Options granted	534,250
Options granted (in Dollars per share)	$ 1.44
Options cancelled or expired	(580,452)
Options cancelled or expired (in Dollars per share)	$ 6.23
Outstanding as of February 2, 2013	3,050,086
Outstanding as of February 2, 2013 (in Dollars per share)	$ 3.84
Outstanding as of February 2, 2013	5 years 226 days
Exercisable as of February 2, 2013	2,065,336
Exercisable as of February 2, 2013 (in Dollars per share)	$ 4.92
Exercisable as of February 2, 2013	4 years 98 days

Note 9 - Share-Based Compensation (Details) - Restricted Stock Activity (USD $)	12 Months Ended
Feb. 02, 2013
Restricted Stock Activity [Abstract]
Outstanding at January 28, 2012	406,391
Outstanding at January 28, 2012 (in Dollars per share)	$ 1.23
Granted	256,410
Granted (in Dollars per share)	$ 1.17
Vested	(172,002)
Vested (in Dollars per share)	$ 1.36
Forfeited	(42,258)
Forfeited (in Dollars per share)	$ 1.18
Outstanding at February 2, 2013	448,541
Outstanding at February 2, 2013 (in Dollars per share)	$ 1.15

Note 10 - Stockholders' Equity (Details) (USD $)	1 Months Ended
	Feb. 28, 2006	Feb. 02, 2013	Sep. 07, 2012	Jan. 28, 2012	Dec. 30, 2005
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,691,790
Sale of Stock, Price Per Share (in Dollars per share)					$ 7.43
Proceeds from Issuance of Common Stock (in Dollars)	$ 20,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs (in Dollars)	900,000
Class of Warrant or Right, Outstanding		215,343
Preferred Stock, Shares Authorized		25,000,000		25,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001		$ 0.001
Value of Securities, Authorized to Offer under Shelf Registration (in Dollars)			30,000,000
Public Float Restriction (in Dollars)			75,000,000
Series A Preferred Stock [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Authorized		1,000,000
Existing Shareholders [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Common Stock (in Dollars)	15,200,000
Stock Issued During Period, Shares, New Issues	2,040,570
MLF Investments, LLC [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	215,343
Proceeds from Issuance of Common Stock (in Dollars)	4,800,000
Stock Issued During Period, Shares, New Issues	651,220
Payments of Stock Issuance Costs (in Dollars)	$ 50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	7.43
MLF Offshore Portfolio Company LP [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	206,548
MLF Partners 100 LP [Member]
Note 10 - Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	8,795

Note 11 - Income Taxes (Details) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards, Limitations on Use	As a result, $106 million of our federal NOL carry forwards are limited to $22 million due to this change in ownership event. In addition, the annual limitations may result in the expiration of net operating losses before utilization
Increase (Decrease) in Deferred Income Taxes			$ 1,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount			1,000,000
Unrecognized Tax Benefits	289,000	297,000	302,000	288,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	200,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	11,400	5,000	5,000
Unrecognized Tax Benefits, Income Tax Penalties Expense	19,400	5,000	10,000
Maximum Open Period After Formal Notification To The States	1 year
Internal Revenue Service (IRS) [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	150,000,000
State and Local Jurisdiction [Member]
Note 11 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	118,000,000
Including Penalties and Interest Expense [Member]
Note 11 - Income Taxes (Details) [Line Items]
Unrecognized Tax Benefits	500,000	400,000
Valuation Allowance of Deferred Tax Assets [Member]
Note 11 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	6,600,000
Valuation Allowance, Operating Loss Carryforwards [Member]
Note 11 - Income Taxes (Details) [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount		$ 8,700,000	$ 700,000
Minimum [Member]
Note 11 - Income Taxes (Details) [Line Items]
Statute of Limitations Period	3 years
Maximum [Member]
Note 11 - Income Taxes (Details) [Line Items]
Statute of Limitations Period	5 years

Note 11 - Income Taxes (Details) - Component of Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Component of Income Taxes [Abstract]
State	$ 115	$ 181	$ 214
Federal	(796)	(2,518)	(11,214)
Total current	(681)	(2,337)	(11,000)
Federal			1,138
Total deferred			1,138
Net income tax benefit	$ (681)	$ (2,337)	$ (9,862)

Note 11 - Income Taxes (Details) - Reconciliation Between Statutory Federal Income Taxes And Provision (Benefit) For Income Taxes	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Between Statutory Federal Income Taxes And Provision (Benefit) For Income Taxes [Abstract]
Computed expected tax benefit	(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal benefit	0.00%	0.00%	1.00%
Goodwill impairment	7.00%	0.00%	9.00%
Impact of discontinued operations	(3.00%)	(5.00%)	(2.00%)
All other - individually less than 5%	1.00%	(2.00%)	2.00%
Change in valuation allowance	27.00%	34.00%	(4.00%)
Total benefit	(3.00%)	(8.00%)	(29.00%)

Note 11 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013	Jan. 28, 2012
Deferred Income Tax Assets and Liabilities [Abstract]
Accruals and reserves	$ 4,062	$ 5,134
Plant and equipment	776	1,020
Net operating loss carry forwards	32,590	24,810
Gross deferred tax assets	37,428	30,964
Valuation allowance	(36,393)	(29,764)
Total deferred tax assets	1,035	1,200
Identifiable intangible assets	(1,041)	(1,041)
Other	(959)	(1,124)
Total deferred tax liabilities	(2,000)	(2,165)
Net deferred tax liabilities	$ (965)	$ (965)

Note 11 - Income Taxes (Details) - Changes In Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Changes In Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefit - Beginning of year	$ 297	$ 302	$ 288
Gross increases - tax positions in prior period	54	32	59
Gross decreases - tax positions in prior period	0	(13)	(35)
Gross increases - tax positions in current period	5	7	11
Settlements during the period	(4)	(12)	(21)
Lapse of Statute of Limitations	(63)	(19)
Unrecognized Tax Benefit - End of Year	$ 289	$ 297	$ 302

Note 12 - Spinoff Related Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Spinoff Related Transactions [Abstract]
Other Revenue, Net	$ 0.3	$ 0.2	$ 0.2
Other Expenses	$ 0.5	$ 0.3	$ 0.2

Note 13 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2003	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Note 13 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Real Estate Taxes, CAM and other Related Charges		$ 11.2	$ 11.6	$ 11.6
Operating Leases, Rent Expense		17.6	18.2	17.7
Proceeds from Cash Advance Against Future Royalties	16.5
Preferred Return Per Year on Unrecouped Advance		18.00%
Master License Term		10 years
Potential Automatic Extension for Master License		5 years
Defined Contribution Plan, Employer Matching Contribution, Per-Dollar-Amount (in Dollars per Item)		0.5		0.25
Percentage of Employee Contribution To Be Matched by Employer				5.00%
Defined Contribution Plan, Employee Contribution Vesting Percentage			100.00%
Defined Contribution Plan, Employers Matching Contribution, Annual Vesting Percentage			20.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 0.3	$ 0.1	$ 0.1
Upon Extension of Lease [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Preferred Return Per Year on Unrecouped Advance		6.00%
Minimum [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		1.00%
Maximum [Member]
Note 13 - Commitments and Contingencies (Details) [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		75.00%

Note 13 - Commitments and Contingencies (Details) - Operating Leases Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Feb. 02, 2013
Operating Leases Future Minimum Lease Payments [Abstract]
2013	$ 15,948
2014	16,232
2015	15,815
2016	13,158
2017	9,224
Thereafter	12,947
Total minimum lease payments	83,324
Sublease rental	819
Net rentals	$ 82,505

Note 14 - Segment Reporting (Details)	12 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Number of Operating Segments	2

Note 14 - Segment Reporting (Details) - Operating Segment Assets (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 94,492	$ 115,336
Capital Expenditures (accrual basis)	3,302	4,541	5,315
Depreciation and Amortization	9,602	11,446	10,669
Goodwill		4,462
Direct Marketing Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	34,653	49,554
Capital Expenditures (accrual basis)	1,529	894	250
Depreciation and Amortization	779	827	948
Goodwill	0	4,462
Retail Store Segment [Member]
Segment Reporting Information [Line Items]
Total Assets	52,340	58,159
Capital Expenditures (accrual basis)	1,773	3,647	5,065
Depreciation and Amortization	$ 8,823	$ 10,619	$ 9,721

Note 14 - Segment Reporting (Details) - Net Revenues by Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Net Revenues	$ 53,729	$ 46,399	$ 39,808	$ 41,214	$ 51,943	$ 46,654	$ 35,820	$ 37,890	$ 181,150	$ 172,307	$ 172,428
Operating Loss									(22,869)	(27,220)	(34,286)
Interest expense, net									726	577	353
Loss before income taxes	(11,372)	(2,096)	(5,514)	(4,613)	(6,617)	(5,159)	(9,782)	(6,239)	(23,595)	(27,797)	(34,639)
Retail Store Segment [Member]
Segment Reporting Information [Line Items]
Net Revenues									125,595	123,223	122,444
Operating Loss									(16,161)	(23,670)	(22,766)
Direct Marketing Segment [Member]
Segment Reporting Information [Line Items]
Net Revenues									55,555	49,084	49,984
Operating Loss									$ (6,708)	$ (3,550)	$ (11,520)

Note 15 - Quarterly Results (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 02, 2013	Feb. 02, 2013	Jan. 29, 2011
Quarterly Financial Information Disclosure [Abstract]
Goodwill, Impairment Loss	$ 4,500	$ 4,462	$ 7,611

Note 15 - Quarterly Results (Unaudited) (Details) - Unaudited Quarterly Financial Data (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Feb. 02, 2013		Oct. 27, 2012		Jul. 28, 2012		Apr. 28, 2012		Jan. 28, 2012		Oct. 29, 2011		Jul. 30, 2011		Apr. 30, 2011		Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Unaudited Quarterly Financial Data [Abstract]
Net revenues	$ 53,729		$ 46,399		$ 39,808		$ 41,214		$ 51,943		$ 46,654		$ 35,820		$ 37,890		$ 181,150	$ 172,307	$ 172,428
Gross profit	15,910		15,199		12,582		13,020		15,435		13,703		7,893		11,561		56,711	48,592	51,871
Total operating expenses (1)	27,033	[1]	17,136	[1]	17,931	[1]	17,480	[1]	21,869	[1]	18,691	[1]	17,539	[1]	17,713	[1]	79,580	75,812	86,157
Loss from continuing operations before taxes	(11,372)		(2,096)		(5,514)		(4,613)		(6,617)		(5,159)		(9,782)		(6,239)		(23,595)	(27,797)	(34,639)
Loss from continuing operations	(11,093)		(2,062)		(5,440)		(4,319)		(5,802)		(4,927)		(9,754)		(4,977)		(22,914)	(25,460)	(24,777)
Income from discontinued operations, net of tax	423		65		227		645		1,638		502		142		508		1,360	2,790	3,134
Net loss	$ (10,670)		$ (1,997)		$ (5,213)		$ (3,674)		$ (4,164)		$ (4,425)		$ (9,612)		$ (4,469)		$ (21,554)	$ (22,670)	$ (21,643)
Loss from continuing operations (2) (in Dollars per share)	$ (0.35)		$ (0.06)		$ (0.18)		$ (0.14)		$ (0.18)		$ (0.16)		$ (0.31)		$ (0.16)		$ (0.73)	$ (0.82)	$ (0.8)
Income from discontinued operations (2) (in Dollars per share)	$ 0.01		$ 0		$ 0.01		$ 0.02		$ 0.05		$ 0.02		$ 0		$ 0.02		$ 0.04	$ 0.09	$ 0.1
Net loss (in Dollars per share)	$ (0.34)	[2]	$ (0.06)	[2]	$ (0.17)	[2]	$ (0.12)	[2]	$ (0.13)	[2]	$ (0.14)	[2]	$ (0.31)	[2]	$ (0.14)	[2]	$ (0.69)	$ (0.73)	$ (0.7)

[1]	Included in the fourth quarter of fiscal 2012 is a goodwill impairment charge of $4.5 million. See Note 5 for further discussion.
[2]	(Loss) income per share calculations for each quarter include the appropriate weighted average effect for the quarter; therefore, the sumof quarterly (loss) income per share amounts may not equal year-to-date (loss) income per share amounts, which reflect the weighted average effect on a year-to-date basis.

Schedule II - Valuation and Qualifying Accounts (Details) - Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Allowance for Sales Returns [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	$ 589	$ 554	$ 460
Additions	16,427	13,635	12,935
Usage/Deductions	16,475	13,600	12,841
Balance at End of Period	541	589	554
Inventory Valuation Reserve [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	688	1,180	1,204
Additions	2,836	3,164	2,322
Usage/Deductions	2,187	3,656	2,346
Balance at End of Period	1,337	688	1,417
Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance at Beginning of Period	29,764	21,028	19,355
Additions	6,629	8,736	1,673
Balance at End of Period	$ 36,393	$ 29,764	$ 21,028